Cash and Cash Equivalents: (Tables)	3 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2019	2018
Bank deposits	$45,617,317	$47,588,968
Short term investments	100,847,343	100,057,385
Total	$146,464,660	$147,646,353